Decommissioning and Other Provisions - Summary of Decommissioning and Other Provisions (Parenthetical) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Disclosure Of Decommissioning And Other Provisions [Abstract]
Fair value of contingent liabilities	$ 950